Insurance (Tables)	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Insurance Liabilities
Insurance liabilities are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2014	2013
	(In millions)
Retail	$136,778	$134,904
Group, Voluntary & Worksite Benefits	30,328	29,521
Corporate Benefit Funding	115,440	112,591
Latin America	15,596	16,227
Asia	86,483	93,066
EMEA	20,520	21,657
Corporate & Other	8,157	8,075
Total	$413,302	$416,041

See Note 2 for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct and Assumed
Balance at January 1, 2012	$432	$882	$4,463	$221	$5,998
Incurred guaranteed benefits (1)	252	771	348	25	1,396
Paid guaranteed benefits	(117)	(18)	(26)	—	(161)
Balance at December 31, 2012	567	1,635	4,785	246	7,233
Incurred guaranteed benefits (1)	200	229	(64)	20	385
Paid guaranteed benefits	(82)	(13)	(23)	—	(118)
Balance at December 31, 2013	685	1,851	4,698	266	7,500
Incurred guaranteed benefits (1)	310	262	411	22	1,005
Paid guaranteed benefits	(59)	—	(17)	—	(76)
Balance at December 31, 2014	$936	$2,113	$5,092	$288	$8,429
Ceded
Balance at January 1, 2012	$54	$8	$614	$155	$831
Incurred guaranteed benefits	22	1	139	18	180
Paid guaranteed benefits	(20)	—	—	—	(20)
Balance at December 31, 2012	56	9	753	173	991
Incurred guaranteed benefits	(5)	—	175	14	184
Paid guaranteed benefits	(10)	(2)	—	—	(12)
Balance at December 31, 2013	41	7	928	187	1,163
Incurred guaranteed benefits	9	—	134	15	158
Paid guaranteed benefits	(12)	—	—	—	(12)
Balance at December 31, 2014	$38	$7	$1,062	$202	$1,309
Net
Balance at January 1, 2012	$378	$874	$3,849	$66	$5,167
Incurred guaranteed benefits	230	770	209	7	1,216
Paid guaranteed benefits	(97)	(18)	(26)	—	(141)
Balance at December 31, 2012	511	1,626	4,032	73	6,242
Incurred guaranteed benefits	205	229	(239)	6	201
Paid guaranteed benefits	(72)	(11)	(23)	—	(106)
Balance at December 31, 2013	644	1,844	3,770	79	6,337
Incurred guaranteed benefits	301	262	277	7	847
Paid guaranteed benefits	(47)	—	(17)	—	(64)
Balance at December 31, 2014	$898	$2,106	$4,030	$86	$7,120

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(1)	Secondary guarantees include the effects of foreign currency translation of ($343) million, ($597) million and ($39) million at December 31, 2014, 2013 and 2012, respectively.

Fund Groupings
Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

	December 31,
	2014	2013
	(In millions)
Fund Groupings:
Balanced	$87,667	$75,928
Equity	71,742	79,036
Bond	11,416	10,632
Money Market	1,024	1,157
Total	$171,849	$166,753

Guarantees related to Annuity, Universal and Variable Life Contracts
Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

	December 31,
	2014		2013
	In the Event of Death	At Annuitization	In the Event of Death	At Annuitization
	(In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value (2)	$196,595	$99,000	$201,395	$100,527
Separate account value	$163,566	$95,963	$164,500	$96,459
Net amount at risk (2)	$4,230	$1,770	$4,203	$1,219
Average attained age of contractholders	65 years	65 years	63 years	63 years
Two Tier and Other Annuities
Account value	N/A	$1,040	N/A	$880
Net amount at risk	N/A	$340	N/A	$234
Average attained age of contractholders	N/A	50 years	N/A	50 years

	December 31,
	2014		2013
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account)	$16,875	$3,587	$16,048	$3,700
Net amount at risk	$180,069	$20,344	$185,920	$21,737
Average attained age of policyholders	56 years	61 years	55 years	60 years
______________

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	Includes amounts, which are not reported on the consolidated balance sheets, from assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan.

Schedule of Federal Home Loan Bank, common stock holdings, by branch of FHLB Bank
Certain of the Company’s subsidiaries are members of regional banks in the FHLB system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2014	2013
	(In millions)
FHLB of NY	$661	$700
FHLB of Des Moines	$66	$76
FHLB of Boston	$55	$64
FHLB of Pittsburgh	$35	$30

Schedule of liability recorded and collateral pledged for funding agreements
Such subsidiaries have also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2014	2013	2014		2013
	(In millions)
FHLB of NY (1)	$12,570	$12,770	$15,255	(2)	$14,287	(2)
Farmer Mac (3)	$2,750	$2,750	$3,162		$3,159
FHLB of Des Moines (1)	$1,405	$1,405	$1,688	(2)	$1,596	(2)
FHLB of Boston (1)	$575	$450	$666	(2)	$808	(2)
FHLB of Pittsburgh (1)	$435	$375	$1,637	(2)	$976	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expenses relating to property and casualty, group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Balance at January 1,	$10,630	$10,436	$10,117
Less: Reinsurance recoverables	1,661	1,581	1,436
Net balance at January 1,	8,969	8,855	8,681
Incurred related to:
Current year	9,358	8,660	8,399
Prior years (1)	(70)	(86)	(69)
Total incurred	9,288	8,574	8,330
Paid related to:
Current year	(6,714)	(6,083)	(5,689)
Prior years	(2,383)	(2,377)	(2,467)
Total paid	(9,097)	(8,460)	(8,156)
Net balance at December 31,	9,160	8,969	8,855
Add: Reinsurance recoverables	1,876	1,661	1,581
Balance at December 31,	$11,036	$10,630	$10,436

______________

(1)
During 2014, 2013 and 2012, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year automobile bodily injury and homeowners’ severity. In addition, 2013 and 2012 included improved loss ratios for non-medical health claim liabilities.